Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2018
Registrant Name	CALVERT IMPACT FUND INC
Central Index Key	0001121624
Amendment Flag	false
Document Creation Date	Jul. 24, 2019
Document Effective Date	Jul. 24, 2019
Prospectus Date	Feb. 01, 2019
Entity Inv Company Type	N-1A
Calvert Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	CCVAX
Calvert Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	CSCCX
Calvert Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	CSVIX
Calvert Small-Cap Fund | Class R6
Risk/Return:
Trading Symbol	CALRX